Share-Based Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Schedule of Activity in Employee Stock Option Plan

The details of share options for the year ended March 31, 2018 is presented below:

Year of Grant	Execise Period	Options outstanding April 1, 2017	Options granted during the year	Options lapsed during the year	Options lapsed during the year owing to performance conditions	Options exercised during the year	Options outstanding March 31, 2018
2017	December 15, 2019-June 14, 2020	7,803,400	—	704,798	—	—	7,098,602
2018	September 1, 2020-February 28, 2021	—	10,048,650	431,310	—	—	9,617,340
2018	October 16, 2020-April 15, 2021	—	11,570	—	—	—	11,570
2018	November 1, 2020-April 30, 2021	—	28,740	—	—	—	28,740

		7,803,400	10,088,960	1,136,108	—	—	16,756,252

The details of share options for the year ended March 31, 2019 is presented below:

Year of Grant	Execise Period	Options outstanding April 1, 2018	Options granted during the year	Options lapsed during the year	Options lapsed during the year owing to performance conditions	Options exercised during the year	Options outstanding March 31, 2019
2017	December 15, 2019-June 14, 2020	7,098,602	—	590,376	—	—	6,508,226
2018	September 1, 2020-February 28, 2021	9,617,340	—	848,381	494,566	—	8,274,393
2018	October 16, 2020-April 15, 2021	11,570	—	—	444	—	11,126
2018	November 1, 2020-April 30, 2021	28,740	—	—	1,102	—	27,638
2019	November 1, 2021-April 30, 2022	—	13,793,980	227,780	—	—	13,566,200
2019	November 1, 2021-April 30, 2022 (Cash settled)	—	1,076,120	28,460	—	—	1,047,660

		16,756,252	14,870,100	1,694,997	496,112	—	29,435,243

Schedule of Exercise Price Range for Employee Stock Option Plans

Scheme	Range of exercise price in ₹	Weighted average remaining contractual life of options (in years)	Weighted average exercise price in ₹
The details of exercise price for stock options outstanding as at March 31, 2018 are:
CIESOP Plan	187-291.25	NA	275.5
The details of exercise price for stock options outstanding as at March 31, 2019 are:
CIESOP Plan	200.05-291.25	NA	279.2

Vedanta Limited Employee Stock Option Scheme 2016 [member]
Statement [LineItems]
Summary of Assumptions Used in Calculations of Charge in Respect of Employee Stock Option Awards Granted

The assumptions used in the calculations of the charge in respect of the ESOS options granted during the year ended March 31, 2018 and March 31, 2019 are set out below:

Particulars	Year ended March 31, 2018	Year ended March 31, 2019

	ESOS September, October & November 2017	ESOS November 2018
Number of Options	10,088,960	1,076,120 (cash settled) / 13,793,980 (equity settled)
Exercise Price	₹ 1	₹ 1
Share Price at the date of grant	₹ 308.90	₹ 195.00
Contractual Life	3 years	3 years
Expected Volatility	48%	44.3%
Expected option life	3 years	3 years
Expected dividends	3.70%	6.50%
Risk free interest rate	6.50%	7.70%
Expected annual forfeitures	10% p.a.	10% p.a.
Fair value per option granted (Tenure & EBIDTA based/Performance based)	₹ 275.3/₹ 161.1	₹ 159.9/₹ 96.3

CIESOP [member]
Statement [LineItems]
Schedule of Activity in Employee Stock Option Plan

Details of employees stock option plans is presented below

CIESOP Plan	Year ended March 31, 2018		Year ended March 31, 2019
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	8,962,666	264.3	7,130,625	275.5
Granted during the year	Nil	NA	Nil	NA
Expired during the year	Nil	NA	(90,896)	187.0
Exercised during the year	(1,592,759)	213.8	(235,169)	189.0
Forfeited / cancelled during the year	(239,282)	268.2	(327,501)	287.2

Outstanding at the end of the year	7,130,625	275.5	6,477,059	279.2

Exercisable at the end of the year	7,130,625	275.5	6,477,059	279.2